Pension and Other Postretirement Benefits (Tables)	3 Months Ended
Mar. 31, 2019
Retirement Benefits [Abstract]
Summary of Net Periodic Pension and Other Postemployment Benefit Costs
The components of net periodic pension cost were as follows (in millions):

	Three months ended March 31,
	2019	2018
Service cost (1)	$0.5	$2.7
Interest cost (2)	7.3	6.3
Expected return on plan assets (2)	(9.1)	(9.4)
Amortization of net loss (2)	2.3	7.8
Amortization of prior service credit (2)	—	(1.2)
Net periodic pension cost	$1.0	$6.2

(1) Included in Direct operating costs and Selling, general and administrative on the Condensed Consolidated Statements of Operations
(2) Included in Other - net on the Condensed Consolidated Statements of Operations
The components of net periodic cost of other postretirement benefits were as follows (in millions):

	Three months ended March 31,
	2019	2018
Service cost (1)	$—	$—
Interest cost (2)	0.1	0.1
Amortization of net loss (2)	0.1	0.2
Amortization of prior service credit (2)	(3.0)	(3.3)
Total other postretirement benefit cost	$(2.8)	$(3.0)

(1) Included in Direct operating costs and Selling, general and administrative on the Condensed Consolidated Statements of Operations
(2) Included in Other - net on the Condensed Consolidated Statements of Operations